Summary of Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Summary of Material Accounting Policies [Abstract]
Summary of material accounting policies
4.	Summary of material accounting policies

The significant accounting policies applied in the preparation of these accompanying consolidated financial statements are set out below. These policies have been consistently applied during the reported periods, unless otherwise stated.

a)	Statement of compliance

The consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board.

b)	Basis of preparation

(a)	Except for the following items, the consolidated financial statements have been prepared under the historical cost convention:

i)	Financial liabilities at fair value through profit or loss.

ii)	Financial assets to fair value through profit or loss.

iii)	Financial assets at fair value through other comprehensive income.

(b)	The preparation of the consolidated financial statements in conformity with IFRSs requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Group’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 4 aa).

(c)	These consolidated financial statements are presented in United States dollar (USD), which is the Company’s functional currency.

(d)	As explained in Note 35, “Recapitalization”, on December 5, 2024, the Company effected a reverse share split, using a split factor of 0.11059896. Accordingly, all share and per share amounts for all periods presented in these consolidated financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect this share split.

c)	Basis of consolidation

(a)	Basis for preparation of consolidated financial statements:

i)	All subsidiaries are included in the Group’s consolidated financial statements. Subsidiaries are all entities controlled by the Group. The Group controls an entity when the Group is exposed, or has rights, to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Consolidation of subsidiaries begins from the date the Group obtains control of the subsidiaries and ceases when the Group loses control of the subsidiaries.

ii)	Transactions, balances and unrealized gains or losses on transactions between companies within the Group are eliminated. Accounting policies of subsidiaries have been adjusted where necessary to ensure consistency with the policies adopted by the Group.

iii)	Profit or loss and each component of other comprehensive income are attributed to the owners of the parent and to the non-controlling interests. Total comprehensive income is attributed to the owners of the parent and to the non-controlling interests even if this results in a deficit balance in the non-controlling interests.

iv)	Changes in a parent’s ownership interest in a subsidiary that do not result in the parent losing control of the subsidiary (transactions with non-controlling interests) are accounted for as equity transactions, i.e. transactions with owners in their capacity as owners. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognized directly in equity.
(b)	Subsidiaries included in the consolidated financial statements:

				Percentage of Ownership (%) December 31,
	Name of investee	Main business	Location	2023	2024	Note
The Company	The News Lens Co., Ltd. (“TNL TW”)	Digital advertising, SAAS technology, artificial intelligence technology, data analysis, member management content service platform and audio-visual program production	Taiwan	100%	100%
The Company	Inside Co., Ltd. (“Inside”)	Digital advertising, display network and content service platform	Taiwan	100%	100%
The Company	The News Lens Hong Kong Ltd. (“TNL HK”)	Digital advertising and content service platform	Hong Kong	100%	100%
The Company	TNLMG (“TNL MG”)	Special purpose entity for merger	Cayman	100%	-	Note 1,2
The Company	Bule Ocean Acquisition Corp (Blue Ocean)	Special purpose entity for merger	America	-	100%	Note 2
The Company	TNL Mediagene Inc. (formerly known as TNL Mediagene Japan Inc.) (“MG”)	Holding Company	Japan	100%	100%	Note 3
The Company	Green Quest Holding Inc. (“Green Quest”)	Holding Company	Cayman	-	100%	Note 4
TNL TW	Neptune Internet Media Technology Co., Ltd. (“SV”)	Ticket service, e-commerce and shopping guide, digital advertising and content service platform	Taiwan	100%	100%
TNL TW	Easy Key 2 Asia Co., Ltd. (“EK2A”)	Market survey and marketing strategy consultant	Taiwan	100%	100%
TNL TW	AD2iction Co., Ltd. (“AD2”)	Digital interactive advertising, advertising technology services and web platform technology	Taiwan	100%	100%	Note 5
TNL TW	S.C. Integrated Marketing Communication Co., Ltd. (“SC”)	Planning and execution services for Integrated marketing solutions	Taiwan	100%	100%
TNL TW	STAR Communication Consultant Co., Ltd. (“ST”)	Planning and execution services for Integrated marketing solutions	Taiwan	100%	100%
TNL TW	DaEx Intelligent Co., Inc. (“DaEx”)	Artificial intelligence technology and customer data platform service	Taiwan	50.66%	97.89%	Note 6
TNL TW	TNL Media株式會社 (“TNL JP”)	Digital advertising and content service platform	Japan	61.72%	-	Note 7
SC	Polydice Inc. (“POLYDICE”)	E-commerce and digital advertising	Taiwan	100%	100%	Note 8
MG	Mediagene Inc. 株式会社メディアジーン(“Mediagene”)	Media consulting business, E-commerce and digital advertising	Japan	100%	100%	Note 9
Mediagene	INFOBAHN Inc. 株式会社インフォバーン (“INFOBAHN”)	Media consulting business	Japan	100%	100%	Note 9
Green Quest	Dragon Marketing Inc. (“Dragon Marketing”)	Search engine optimization and social media marketing	Taiwan	-	100%	Note 4

Note 1:	TNL MG was established in June 2, 2023 and registered in Cayman Island with a registered capital of $50,000.

Note 2:	On June 6, 2023, the Company, TNL MG, and Blue Ocean entered into the Agreement and Plan of Merger (“Merger Agreement”), pursuant to which, on December 5, 2024, TNL MG merged with and into Blue Ocean, with Blue Ocean surviving the merger as a wholly owned subsidiary of TNL Mediagene.

Note 3:	TNL Mediagene Inc. was established in April 4, 2023 in Japan with a registered capital of JPY100.

Note 4:	On August 23, 2024, the Company entered into the Share Purchase Agreement with Green Quest Holding Inc., a Cayman Islands company, which owns 100% of the issued and outstanding shares of Dragon Marketing Inc. The Company acquired 100% of the issued and outstanding shares of Green Quest Holding Inc. The effective date of the acquisition is September 1, 2024. Please refer to Note 32 for details.

Note 5:	TNL TW acquired the remaining 49% of AD2 from non-controlling interests on June 1, 2023 with consideration totaled $4,204,907, and AD2 became a wholly owned subsidiary of TNL TW. Please refer to Note 31 for details.
Note 6:	Pursuant to certain investment agreements, certain DaEX non-controlling shareholders, before de-SPAC of the Company, converted their shares of DaEX into the shares of the Company. Please refer to Note 14 for details.

Note 7:	TNL JP was liquidated on December 5, 2024.

Note 8:	SC acquired the remaining 49.44% on March 1, 2023 with consideration totaled $1,722,595. Please refer to Note 31 for details.

Note 9:	Through the holding company - TNL Mediagene Inc., the Company acquired 100% of Mediagene Inc. 株式会社メディアジーン and INFOBAHN Inc. 株式会社インフォバーン from third party with 10,035,783 ordinary shares of the Company on May 25, 2023.

(c)	Subsidiaries not included in the consolidated financial statements: None.

(d)	Adjustments for subsidiaries with different statements of financial position dates: Not applicable.

(e)	No significant restrictions on the ability of subsidiaries to transfer funds to parent company.

(f)	Subsidiaries that have non-controlling interests that are material to the Group: None.

d)	Foreign currency translation

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The consolidated financial statements are presented in United States dollars, which is the Company’s functional currency and the Group’s presentation currency. The subsidiaries’ functional currencies are National Taiwan dollars, Japanese Yen and United States dollars.

(a)	Foreign currency transactions and balances

i)	Foreign currency transactions are translated into the functional currency using the exchange rates on the trade date or measurement date. Therefore, foreign exchange differences resulting from the settlement of such transactions are recognized in profit or loss in the period in which they arise.

ii)	Monetary assets and liabilities denominated in foreign currencies at the period end are re-translated at the exchange rates prevailing at the statements of financial position date. Exchange differences arising upon re-translation are recognized in profit or loss on the statements of financial position date.

iii)	Non-monetary assets and liabilities denominated in foreign currencies held at fair value through profit or loss are re-translated at the exchange rates prevailing at the statements of financial position date; their exchange differences are recognized in profit or loss. Non-monetary assets and liabilities denominated in foreign currencies held at fair value through other comprehensive income are re-translated at the exchange rates prevailing at the statements of financial position date; their exchange differences are recognized in other comprehensive income. However, non-monetary assets and liabilities denominated in foreign currencies that are not measured at fair value are translated using the historical exchange rates at the initial dates of the transactions.

iv)	All foreign exchange differences are presented in the statement of comprehensive income under “Other gains and losses” by the nature of transactions.

(b)	Translation of foreign operations

The operating results and financial position of all the group entities, associates that have different functional currency and presentation currency are translated into the presentation currency as follows:

i)	Assets and liabilities for each statement of financial position are translated at the exchange rates prevailing at the statements of financial position date;

ii)	Income and expenses for each statement of comprehensive income are translated at average exchange rates of that period; and

iii)	All exchange differences are recognized in other comprehensive income.
e)	Classification of current and non-current assets and liabilities

(a)	Assets that meet one of the following criteria are classified as current assets:

i)	Assets arising from operating activities that are expected to be realized, or are intended to be sold or consumed within the normal operating cycle;

ii)	Assets held mainly for trading purposes;

iii)	Assets that are expected to be realized within 12 months after the reporting period.

iv)	Cash and cash equivalents, excluding restricted cash and cash equivalents and those that are to be exchanged or used to pay off liabilities more than 12 months after the reporting period.

All assets that do not meet the above criteria are classified as non-current assets.

(b)	Liabilities that meet one of the following criteria are classified as current liabilities:

i)	Liabilities that are expected to be settled within the normal operating cycle;

ii)	Liabilities arising mainly from trading activities;

iii)	Liabilities that are to be settled within 12 months after the reporting period;

iv)	It does not have the right at the end of the reporting period to defer settlement of the liability at least 12 months after the reporting period.

All liabilities that do not meet the above criteria are classified as non-current liabilities.

f)	Cash equivalents

Cash equivalents refer to short-term, highly liquid investments that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value (including time deposits with less than 3 months contract period). Time deposits that meet the above definition and are held for the purpose of meeting short-term cash commitments in operations are classified as cash equivalents.

g)	Accounts and notes receivable

(a)	Accounts and notes receivable entitle the Group a legal right to receive consideration in exchange for transferred goods or rendered services.

(b)	The short-term accounts and notes receivable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

h)	Impairment of financial assets

For financial assets at amortized cost, at each reporting date, the Group recognizes the impairment provision for 12 months expected credit losses if there has not been a significant increase in credit risk since initial recognition or recognizes the impairment provision for the lifetime expected credit losses if such credit risk has increased since initial recognition after taking into consideration all reasonable and verifiable information that includes forecasts. On the other hand, for accounts receivable or contract assets that do not contain a significant financing component, the Group recognizes the impairment provision for lifetime expected credit losses.

i)	Derecognition of financial assets

The Group derecognizes a financial asset when the contractual rights to receive the cash flows from the financial asset have expired.

j)	Property, plant and equipment

(a)	Property, plant and equipment are initially recorded at cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.
(b)	Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are charged to profit or loss during the financial period in which they are incurred.

(c)	Property, plant and equipment apply cost model and are depreciated using the straight-line method to allocate their cost over their estimated useful lives. Each part of an item of property, plant and equipment with a cost that is significant in relation to the total cost of the item must be depreciated separately.

(d)	The assets’ residual values, useful lives and depreciation methods are reviewed, and adjusted if appropriate, at each financial year-end. If expectations for the assets’ residual values and useful lives differ from previous estimates or the patterns of consumption of the assets’ future economic benefits embodied in the assets have changed significantly, any change is accounted for as a change in estimate under IAS 8 “Accounting Policies, Change in Accounting Estimates and Errors”, from the date of the change. The estimated useful lives of property, plant and equipment are as follows:

Office equipment	2 to 5 years
Leasehold improvements	2 to 5 years
Others	2 to 15 years

k)	Leasing arrangements (lessee) – right-of-use assets / lease liabilities

(a)	Leases are recognized as a right-of-use asset and a corresponding lease liability at the date at which the leased asset is available for use by the Group. For short-term leases or leases of low value assets, lease payments are recognized as an expense on a straight-line basis over the lease term.

(b)	Lease liabilities include the net present value of the remaining lease payments at the commencement date, discounted using the incremental borrowing interest rate. Lease payments are comprised of fixed payments, less any lease incentives receivable.

The Group subsequently measures the lease liability at amortized cost using the interest method and recognizes interest expense over the lease term. The lease liability is remeasured and the amount of remeasurement is recognized as an adjustment to the right-of-use asset when there are changes in the lease term or lease payments and such changes do not arise from contract modifications.

(c)	At the commencement date, the right-of-use asset is stated at the amount of the initial measurement of lease liability. The right-of-use asset is measured subsequently using the cost model and is depreciated from the commencement date to the earlier of the end of the asset’s useful life or the end of the lease term. When the lease liability is remeasured, the amount of remeasurement is recognized as an adjustment to the right-of-use asset.

l)	Investment properties

Investment properties are stated initially at their cost and measured subsequently using the cost model. Except for land, investment property is depreciated on a straight-line basis over its estimated useful life of 50 years.

m)	Intangible assets

(a)	Recognition and measurement

Goodwill arising on the acquisition of subsidiaries is measured at cost, less accumulated impairment losses.

Other intangible assets, including trademarks, website platform, customer relationships and computer software, that are acquired by the Group and have finite useful lives are measured at cost less accumulated amortization and any accumulated impairment losses.

Internally generated intangible assets are recognized as below:

i)	Research expenditures are recognized as an expense as incurred.
ii)	Development expenditures that do not meet the following criteria are recognized as expenses as incurred, but are recognized as intangible assets when the following criteria are met:

1.	It is technically feasible to complete the intangible asset so that it will be available for use or sale;

2.	An entity intends to complete the intangible asset and use or sell it;

3.	An entity has the ability to use or sell the intangible asset;

4.	It can be demonstrated how the intangible asset will generate probable future economic benefits;

5.	Adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available; and

6.	The expenditure attributable to the intangible asset during its development can be reliably measured.

iii)	Upon being available for use, internally generated intangible assets are amortized on a straight-line basis over their estimated useful life of 3~5 years.

(b)	Subsequent expenditure

Subsequent expenditure is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All other expenditure is recognized in profit or loss as incurred.

(c)	Amortization

Amortization is calculated over the cost of the asset and is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use.

The estimated useful lives for current and comparative periods are as follows:

Trademark	11 years to indefinite
Customer relationships	4 to 12 years
Website platform	3 to 9 years
Computer software	3 to 5 years

Amortization methods, useful lives and residual values are reviewed at each reporting date and adjusted if appropriate.

n)	Impairment of non-financial assets

(a)	The Group assesses at each balance sheet date the recoverable amounts of those assets where there is an indication that they are impaired. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs to sell or value in use. Except for goodwill, when the circumstances or reasons for recognizing impairment loss for an asset in prior years no longer exist or diminish, the impairment loss is reversed. The increased carrying amount due to reversal should not be more than what the depreciated or amortized historical cost would have been if the impairment had not been recognized.

(b)	The recoverable amounts of goodwill, intangible assets with an indefinite useful life and intangible assets that have not yet been available for use are evaluated annually or more frequently if there is an indication that they are impaired. An impairment loss is recognized for the amount by which the asset group’s carrying amount exceeds its recoverable amount. Impairment loss of goodwill previously recognized in profit or loss shall not be reversed in the following years.

(c)	For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash-generating units, or groups of cash-generating units, that is/are expected to benefit from the synergies of the business combination. Each unit or group of units to which the goodwill is allocated represents the lowest level within the entity at which the goodwill is monitored for internal management purposes. Goodwill is monitored at the cash-generating units level.
o)	Borrowings

Borrowings comprise long-term and short-term bank borrowings and other long-term and short-term loans. Borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized as interest expense in profit or loss over the period of the borrowings using the effective interest method.

p)	Accounts and notes payable

(a)	Accounts payable are liabilities for purchases of goods or services and notes payable are those resulting from operating and non-operating activities.

(b)	The short-term accounts and notes payable without bearing interest are subsequently measured at initial invoice amount as the effect of discounting is immaterial.

q)	Financial liabilities at fair value through profit or loss

(a)	The issuance of the promissory notes with the conversion options by the Group was recognized under “financial liabilities designated as at fair value through profit or loss” on initial recognition due to their hybrid contracts feature. Derivatives (contingent consideration, and call options) are categorized as financial liabilities held for trading unless they are designated as hedges. Financial liabilities that meet one of the following criteria are designated as at fair value through profit or loss at initial recognition:

i)	Hybrid (combined) contracts; or

ii)	They eliminate or significantly reduce a measurement or recognition inconsistency; or

iii)	They are managed and their performance is evaluated on a fair value basis, in accordance with a documented risk management policy.

(b)	At initial recognition, the Group measures the financial liabilities at fair value. All related transaction costs are recognized in profit or loss. The Group subsequently measures these financial liabilities at fair value with any gain or loss recognized in profit or loss.

(c)	If the credit risk results in fair value changes in financial liabilities designated as at fair value through profit or loss, they are recognized in other comprehensive income in the circumstances other than avoiding accounting mismatch or recognizing in profit or loss for loan commitments or financial guarantee contracts.

r)	Preference shares

(a)	Financial liabilities at fair value through profit or loss

The issuance of the preference shares with the redemption option or contingent settlement provisions by the Group was recognized under “financial liabilities designated as at fair value through profit or loss” on initial recognition due to their compound instrument feature. The Group subsequently measures these financial liabilities at fair value with any gain or loss recognized in profit or loss.

(b)	Financial liabilities at amortized cost

The preference shares issued by the Group’s subsidiary, which the subsidiary is obligated to re-purchase the preference shares in cash equal to the initial investment amount plus accumulated dividends based on pre-determined payment schedule, are classified as financial liabilities. The shares are recognized initially at fair value plus transaction costs. Dividend is recognized in profit or loss over the contract period.

s)	Derecognition of financial liabilities

A financial liability is derecognized when the obligation specified in the contract is either discharged or cancelled or expires.

t)	Employee benefits

(a)	Short-term employee benefits

Short-term employee benefits are measured at the undiscounted amount of the benefits expected to be paid in respect of service rendered by employees and should be recognized as expenses when the employees render service.

(b)	Defined contribution plans

For defined contribution plans, the contributions are recognized as pension expenses when they are due on an accrual basis. Prepaid contributions are recognized as an asset to the extent of a cash refund or a reduction in future payments.

(c)	Employees’ compensation and directors’ remuneration

Employees’ compensation and directors’ remuneration are recognized as expenses and liabilities, provided that such recognition is required under legal obligation or constructive obligation and those amounts can be reliably estimated. Any difference between the resolved amounts and the subsequently actual distributed amounts is accounted for as changes in estimates.

u)	Employee share-based payment

(a)	For the equity-settled share-based payment arrangements, the employee services received are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period, with a corresponding adjustment to equity. The fair value of the equity instruments granted shall reflect the impact of market vesting conditions and non-vesting conditions. Compensation cost is subject to adjustment based on the service conditions that are expected to be satisfied and the estimates of the number of equity instruments that are expected to vest under the non-market vesting conditions at each balance sheet date. Ultimately, the amount of compensation cost recognized is based on the number of equity instruments that eventually vest.

(b)	Restricted stocks:

i)	Restricted stocks issued to employees are measured at the fair value of the equity instruments granted at the grant date, and are recognized as compensation cost over the vesting period.

ii)	For restricted stocks where those stocks do not restrict distribution of dividends to employees and employees are not required to return the dividends received if they resign during the vesting period, the Group recognizes the fair value of the dividends received by the employees who are expected to resign during the vesting period as compensation cost at the date of dividends declared.

v)	Income tax

(a)	The income tax expense for the period comprises current and deferred tax. Income tax is recognized in profit or loss, except to the extent that it relates to items recognized in other comprehensive income or items recognized directly in equity, in which cases the income tax is recognized in other comprehensive income or equity.

(b)	The current income tax expense is calculated on the basis of the tax laws enacted or substantively enacted at the statements of financial position date in the countries where the Group and its subsidiaries operate and generate taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in accordance with applicable tax regulations. It establishes provisions where appropriate based on the amounts expected to be paid to the tax authorities. An additional income tax is levied on the unappropriated retained earnings and is recorded as income tax expense in the year the profit generated.

(c)	Deferred tax is recognized, using the balance sheet liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated statements of financial position. However, the deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is provided on temporary differences arising on investments in subsidiaries and associates, except where the timing of the reversal of the temporary difference is controlled by the Group and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax is determined using tax rates (and laws) that have been enacted or substantially enacted at the statements of financial position date and are expected to apply when the related deferred tax asset is realized or the deferred tax liability is settled.
(d)	Deferred tax assets are recognized only to the extent that it is probable that future taxable profit will be available against which the temporary differences can be utilized. At each statements of financial position date, unrecognized and recognized deferred tax assets are reassessed.

(e)	A deferred tax asset shall be recognized for the carryforward of unused tax credits resulting from equity investments to the extent that it is possible that future taxable profit will be available against which the unused tax credits can be utilized.

w)	Capital stock

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of new shares in net proceeds of tax are shown in equity as a deduction.

x)	Revenue recognition

(a)	Revenue is measured based on the consideration to which the Group expects to be entitled in exchange for transferring goods or services to a customer. The Group recognizes revenue when it satisfies a performance obligation by transferring control of a good or a service to a customer. Different revenue types can be divided into three revenue sources: (1) Digital studio; (2) Media and branded content; and (3) Technology. The accounting policies for the Group’s major revenue streams in each business are explained below.

i)	Digital studio

The Group provides marketing strategy services including target insight, branding, creative marketing, media communication, data analysis, and public relation. For the marketing strategy contracts (generally for one-year or less), a Master Agreement with a budget is agreed upon with the customers. Throughout the contractual period, individual marketing service will be requested and confirmed by various sales orders. The Group considered each sales order as a separate performance obligation and the related consideration is based on the stand-alone selling price. As customers simultaneously receive and consume the benefits provided by the marketing service, revenue is recognized as performance obligations are satisfied over time based on progress towards completion. Costs incurred, including labor, material, production costs and media suppliers, are used as an objective input measure of performance. The progress towards completion is determined based on actual input costs relative to the total estimated input costs.

The Group provides consulting services to assist customers in creating and implementing their marketing plans. For fixed price contracts, revenue is recognized in the reporting period in which the services are rendered and based on progress towards completion. Typically, costs incurred are used as an objective input measure of performance and costs mainly consist of labor and subcontracting costs. Progress towards completion is determined based on the actual input cost incurred relative to the total estimated input costs.

ii)	Media and branded content

The Group sells advertisement space and provides customers a suite of advertising services supported by its proprietary technologies. The services include composing articles, videos, banners, social media, and other online advertising media. These advertising contracts are usually short-term with fixed considerations. As customers simultaneously receive and consume the benefits provided by the advertising service, revenue is recognized as performance obligations are satisfied over time based on progress towards completion. Costs incurred, including labor, material, production, and subcontracting costs, are used as an objective input measure of performance. The progress towards completion is determined based on actual input costs relative to the total estimated input costs.

The Group provides sponsored content service by writing branded reviews, advertorials and other content to promote brands or products on its websites for the customers. These contracts are usually short-term with fixed considerations. As the Group owns the sponsored content and the publication will be on its website permanently at the Group’s discretion. Revenue is recognized at a point in time when the articles are published.

iii)	Technology

The Group provides advertising technology services through its own or third-party broadcast networks. Contract price for such service is the total advertising budget, which can be calculated into total impressions or total clicks based on the pre-determined cost per impression or cost per click. Through the broadcasting of advertisement, customers simultaneously receive and consume benefits when the ads are shown to its audience, the performance obligation is satisfied over time and completed when the total impressions or clicks are fulfilled. Revenue is recognized using the output method based on the actual impressions or clicks broadcasted at the end of the reporting period as a proportion of the total impressions or clicks per the contract.

The Group provides e-commerce sites as a sales channel for vendors to sell their products. Revenue is based on commission derived from the actual sales quantity on a monthly basis. Commission is calculated based on the percentage in accordance with the terms of the contractual arrangement.

On certain Group’s websites, the Group offer affiliate links to other e-commerce sites for customers to browse and purchase products. When the customer purchase products through these affiliate links, the Group receives a commission revenue from other e-commerce sites. Commission is calculated based on the percentage in accordance with the terms of the contractual arrangement and derived from monthly external performance reports.

(b)	The Group receive payment from customer at the time specified in the payment schedule, usually after delivery of the services or quarterly payments based on services rendered up to date. All contracts are fixed price with no variable considerations or refunds obligations. If the services rendered exceed the payment, a contract asset is recognized. If the payments exceed the services rendered, a contract liability is recognized.

(c)	Principal vs. Agent:

The amount of revenue recognized depends on whether the Group act as an agent or as a principal. Certain arrangements with customers are such that the Group’s responsibility is to arrange for a third party to provide a specified good or service to the customer. In these cases the Group is acting as an agent as the Group do not control the relevant good or service before it is transferred to the customer. When the Group act as an agent, the revenue recorded is the net amount retained. The Group acts as principal when the Group control the specified good or service prior to transfer. For marketing strategy services, the Group is considered as a principal to customers given that the Group is obliged to provide services to its customers and the Group has the right to determine the selling price of the service. For advertising technology services using third-party broadcast networks, the Group is considered as a principal given that the Group provides a bundle of services that represent the combined output (total impression or clicks), of which the services are highly interrelated and the Group has control over the broadcasting process and right to determine the selling price of the service. When the Group acts as a principal, the revenue recorded is the gross amount billed. Billings related to out-of-pocket costs such as travel are also recognized at the gross amount billed with a corresponding amount recorded as an expense.

y)	Business combinations

(a)	The Group uses the acquisition method to account for business combinations. The consideration transferred for an acquisition is measured as the fair value of the assets transferred, liabilities incurred or assumed and equity instruments issued at the acquisition date, plus the fair value of any assets and liabilities resulting from a contingent consideration arrangement. All acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. For each business combination, the Group measures at the acquisition date components of non-controlling interests in the acquiree that are present ownership interests and entitle their holders to the proportionate share of the entity’s net assets in the event of liquidation at either fair value or the present ownership instruments’ proportionate share in the recognized amounts of the acquiree’s identifiable net assets. All other non-controlling interests should be measured at the acquisition-date fair value.
(b)	The excess of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of any previous equity interest in the acquiree over the fair value of the identifiable assets acquired and the liabilities assumed is recorded as goodwill at the acquisition date. If the total of consideration transferred, non-controlling interest in the acquiree recognized and the fair value of previously held equity interest in the acquiree is less than the fair value of the identifiable assets acquired and the liabilities assumed, the difference is recognized directly in profit or loss on the acquisition date.

(c)	The Group recognizes the acquisition date fair value of the contingent consideration as part of the consideration transferred. The cost of the acquisition and measuring goodwill will retrospectively be adjusted when some changes in the fair value of contingent consideration that the Group recognizes have been made after the acquisition date. Measurement period adjustments is the result of additional information that the Group obtained after that date about facts and circumstances that existed at the acquisition date. The measurement period will not exceed one year from the acquisition date. The Group accounts for the changes in the fair value of contingent consideration that are not measurement period adjustments based on the classification of contingent consideration. Contingent consideration classified as equity shall not be remeasured and its subsequent settlement will be accounted for within equity. Others will be measured at fair value at each reporting date and changes in fair value will be recognized in profit or loss or other comprehensive income.

z)	Recapitalization

(a)	The Recapitalization has been accounted for with Blue Ocean being identified as the “acquired” entity for financial reporting purposes. Accordingly, the Recapitalization has been accounted for as the equivalent of the Group issuing shares for the net assets of Blue Ocean, accompanied by a recapitalization with third party investors. The net assets of Blue Ocean were recognized at their net carrying amounts with no goodwill or other intangible assets.

(b)	The acquisition of the net assets of Blue Ocean on the Closing Date does not meet the definition of a business combination under IFRS 3—Business Combinations and has therefore been accounted for within the scope of IFRS 2—Share-based Payments, with the former Blue Ocean shareholders receiving TNL Mediagene ordinary shares based on the Merger Agreement or requested redemption. The excess of fair value of TNL Mediagene ordinary shares issued over the fair value of Blue Ocean’s identifiable net assets acquired represents compensation for the service of a stock exchange listing for its shares and was expensed as incurred.

aa)	Operating segments

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The Group’s chief operating decision maker, who is responsible for allocating resources and assessing performance of the operating segments, has been identified as the Chief Executive Officer that makes strategic decisions.

bb)	Critical accounting judgments, estimates and key sources of assumption uncertainty

The preparation of the accompanying consolidated financial statements requires management to make critical judgments in applying the Group’s accounting policies and make critical assumptions and estimates concerning future events. Assumptions and estimates may differ from the actual results and are continually evaluated and adjusted based on historical experience and other factors. Such assumptions and estimates have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year; and the related information is addressed below:

(a)	Critical judgements in applying the Group’s accounting policies

Revenue recognition method

The Group recognizes the revenue by determining whether the performance obligations are satisfied at a point in time or over time. For most advertising and marketing services, as customer simultaneously receive and consume the benefits provided by the service, revenue is recognized as performance obligations are satisfied over time based on progress towards completion. Please refer to Note 4 x) for different revenue types and details.

(b)	Critical accounting estimates and assumptions

i)	Revenue recognition – progress towards completion

Revenues from marketing strategy contracts are recognized by reference to the stage of completion of the services. The stage of completion of a contract is measured based on the proportion of contract costs incurred for work performed to date relative to the estimated total contract costs. Estimated total contract costs of contracted items are assessed and determined by the management based on the nature, contract period, marketing service items, execution method and estimated outsourcing amount of each marketing service contract. Changes in these estimates might affect the calculation of the percentage of completion and related profits from service contracts.

ii)	Impairment assessment of goodwill

The impairment assessment of goodwill relies on the Group’s subjective judgement, including identifying cash-generating units, allocating assets and liabilities as well as goodwill to related cash-generating units, and determining the recoverable amounts of related cash-generating units. Please refer to Note 10 for the information of goodwill impairment.

As of December 31, 2023 and 2024, the Group recognized goodwill, net of impairment loss, amounting to $60,741,929 and $33,960,053, respectively.

iii)	Impairment assessment of intangible assets (excluding goodwill)

The Group assesses impairment based on its subjective judgement and determines the separate cash flows of a specific group of assets, useful lives of assets and the future possible income and expenses arising from the assets depending on how assets are utilized and industrial characteristics. Any changes of economic circumstances or estimates due to the change of Group strategy might cause material impairment on assets in the future.

As of December 31, 2023 and 2024, the Group recognized intangible assets, net of impairment loss, amounting to $33,405,827 and $30,978,581, respectively.

iv)	Fair value measurement of convertible promissory note

The issuance of convertible promissory note by the Group was recognized under “financial liabilities designated as at fair value through profit or loss” on initial recognition due to their redemption feature. The fair value of the convertible promissory note is measured by using valuation techniques including the discounted cash flow method and the binomial model calculated by applying market information available. Any changes in these judgements and estimates will impact the fair value measurement of these convertible promissory note. Please refer to Note 42 b) for the financial instruments fair value information.

As of December 31, 2023 and 2024, the carrying amounts of the Group’s convertible promissory note were $0 and $7,101,000, respectively.

v)	Fair value measurement of equity consideration

During the pre-initial public offering period, the fair value of equity consideration for a business combination is estimated using the discounted cash flow method. The main assumptions are the probability of occurrence of earnings before interest and tax, depreciation and amortization under various scenarios to estimate the price to be paid, and the discounted present value estimated by the risk-adjusted discount rate. In addition, supplemented with the market approach used to estimate its fair value, any changes in these judgements and estimates will impact the fair value measurement of the equity consideration. Please refer to Note 32 for the equity instrument used as purchase consideration for business combination.

vi)	Fair value measurement of TNL Mediagene Ordinary Shares

For the Merger with Blue Ocean, the Company issued an aggregate of 6,764 thousand shares to acquire Blue Ocean’s net assets on the Closing Date. The fair value used to measure the Company’s ordinary shares are the based on the closing market price of Blue Ocean of $10.72 per share as of December 5, 2024. Please refer to Note 35 “Recapitalization” for details.